INTANGIBLE ASSETS (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets, beginning balance	€ 979,290	€ 837,938
Intangible assets, ending balance	1,138,173	979,290	€ 837,938
Gross carrying amount
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets, beginning balance	2,852,199	2,502,163
Additions	384,827	351,978
Reclassifications	0	0
Translation differences and other movements	(52)	(1,942)
Intangible assets, ending balance	3,236,974	2,852,199	2,502,163
Accumulated amortization
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets, beginning balance	(1,872,909)	(1,664,225)
Amortization	225,892	208,685	160,464
Translation differences and other movements		1
Intangible assets, ending balance	(2,098,801)	(1,872,909)	(1,664,225)
Development costs | Externally acquired
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets, beginning balance	630,079	532,712
Intangible assets, ending balance	744,872	630,079	532,712
Development costs | Externally acquired | Gross carrying amount
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets, beginning balance	1,803,993	1,567,080
Additions	261,457	236,913
Reclassifications	0	0
Translation differences and other movements	0	0
Intangible assets, ending balance	2,065,450	1,803,993	1,567,080
Development costs | Externally acquired | Accumulated amortization
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets, beginning balance	(1,173,914)	(1,034,368)
Amortization	146,664	139,546
Translation differences and other movements		0
Intangible assets, ending balance	(1,320,578)	(1,173,914)	(1,034,368)
Development costs | Internally acquired
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets, beginning balance	308,395	268,059
Intangible assets, ending balance	362,269	308,395	268,059
Development costs | Internally acquired | Gross carrying amount
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets, beginning balance	760,333	678,989
Additions	101,682	83,190
Reclassifications	0	0
Translation differences and other movements	0	(1,846)
Intangible assets, ending balance	862,015	760,333	678,989
Development costs | Internally acquired | Accumulated amortization
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets, beginning balance	(451,938)	(410,930)
Amortization	47,808	41,008
Translation differences and other movements		0
Intangible assets, ending balance	(499,746)	(451,938)	(410,930)
Patents, concessions and licenses
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets, beginning balance	35,250	31,190
Intangible assets, ending balance	26,047	35,250	31,190
Patents, concessions and licenses | Gross carrying amount
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets, beginning balance	237,597	207,491
Additions	17,151	26,867
Reclassifications	3,200	3,337
Translation differences and other movements	(59)	(98)
Intangible assets, ending balance	257,889	237,597	207,491
Patents, concessions and licenses | Accumulated amortization
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets, beginning balance	(202,347)	(176,301)
Amortization	29,495	26,048
Translation differences and other movements		2
Intangible assets, ending balance	(231,842)	(202,347)	(176,301)
Other intangible assets
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets, beginning balance	5,566	5,977
Intangible assets, ending balance	4,985	5,566	5,977
Other intangible assets | Gross carrying amount
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets, beginning balance	50,276	48,603
Additions	4,537	5,008
Reclassifications	(3,200)	(3,337)
Translation differences and other movements	7	2
Intangible assets, ending balance	51,620	50,276	48,603
Other intangible assets | Accumulated amortization
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets, beginning balance	(44,710)	(42,626)
Amortization	1,925	2,083
Translation differences and other movements		(1)
Intangible assets, ending balance	€ (46,635)	€ (44,710)	€ (42,626)